DBX ETF Trust | 1
Schedule of Investments
Xtrackers Harvest CSI 300 China A-Shares ETF
August 31, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.8%
Communication Services
— 1.0%
China United Network
Communications Ltd., Class A
11,683,581 9,351,327
Focus Media Information
Technology Co. Ltd., Class A
7,478,379 8,726,316
Kunlun Tech Co. Ltd., Class A *
641,018 3,780,436
Mango Excellent Media Co. Ltd.,
Class A
597,922 2,189,649
(Cost $18,991,380)
24,047,728
Consumer Discretionary
— 7.6%
Beijing Roborock Technology Co.
Ltd., Class A
151,388 4,568,042
BYD Co. Ltd., Class A
1,926,216 30,850,398
Changzhou Xingyu Automotive
Lighting Systems Co. Ltd.,
Class A
112,839 1,918,466
China Tourism Group Duty Free
Corp. Ltd., Class A
689,093 6,704,569
Chongqing Changan Automobile
Co. Ltd., Class A
3,557,984 6,280,029
Fuyao Glass Industry Group Co.
Ltd., Class A
1,213,449 11,187,803
Great Wall Motor Co. Ltd., Class
A
957,977 3,477,267
Gree Electric Appliances, Inc. of
Zhuhai, Class A
3,187,453 19,066,712
Guangzhou Automobile Group
Co. Ltd., Class A
1,808,239 1,993,186
Haier Smart Home Co. Ltd.,
Class A
2,751,902 10,147,291
Huali Industrial Group Co. Ltd.,
Class A
128,960 959,558
Huayu Automotive Systems Co.
Ltd., Class A
1,168,930 3,143,256
Huizhou Desay Sv Automotive
Co. Ltd., Class A
204,734 3,654,773
Midea Group Co. Ltd., Class A
3,516,205 36,393,433
Ningbo Tuopu Group Co. Ltd.,
Class A
641,656 5,641,160
Oppein Home Group, Inc., Class
A
139,589 1,084,708
SAIC Motor Corp. Ltd., Class A
3,303,156 8,715,219
Sailun Group Co. Ltd., Class A
1,981,600 3,942,832
Seres Group Co. Ltd., Class A
580,006 11,150,391
Zhejiang China Commodities
City Group Co. Ltd., Class A
1,992,166 6,294,054
(Cost $128,521,165)
177,173,147
Consumer Staples — 9.3%
Anhui Gujing Distillery Co. Ltd.,
Class A
108,709 2,614,842
Eastroc Beverage Group Co.
Ltd., Class A
149,140 6,469,798
Foshan Haitian Flavouring &
Food Co. Ltd., Class A
1,227,236 7,141,185
Number
of Shares Value $
Guangdong Haid Group Co. Ltd.,
Class A
590,022 5,095,253
Henan Shuanghui Investment &
Development Co. Ltd., Class A
782,727 2,771,902
Inner Mongolia Yili Industrial
Group Co. Ltd., Class A
4,540,054 18,213,511
Jiangsu King's Luck Brewery JSC
Ltd., Class A
516,671 3,140,683
Jiangsu Yanghe Distillery Co.
Ltd., Class A
410,180 4,256,965
Kweichow Moutai Co. Ltd.,
Class A
437,109 90,839,322
Luzhou Laojiao Co. Ltd., Class A
511,624 9,855,888
Muyuan Foods Co. Ltd., Class A
1,950,292 15,051,119
New Hope Liuhe Co. Ltd., Class
A
1,398,469 1,940,136
Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A
347,102 9,846,319
Tsingtao Brewery Co. Ltd., Class
A
258,310 2,520,859
Wens Foodstuff Group Co. Ltd.,
Class A
3,748,218 9,573,703
Wuliangye Yibin Co. Ltd., Class A
1,374,272 24,995,711
Yihai Kerry Arawana Holdings
Co. Ltd., Class A
438,770 2,073,831
(Cost $153,462,872)
216,401,027
Energy — 2.2%
China Coal Energy Co. Ltd.,
Class A
1,287,734 2,050,509
China Merchants Energy
Shipping Co. Ltd., Class A
2,231,900 2,033,958
China Oilfield Services Ltd.,
Class A
293,585 577,557
China Petroleum & Chemical
Corp., Class A
10,462,214 8,388,458
China Shenhua Energy Co. Ltd.,
Class A
2,431,968 12,795,698
COSCO SHIPPING Energy
Transportation Co. Ltd., Class
A
823,264 1,196,470
PetroChina Co. Ltd., Class A
8,209,082 10,051,561
Shaanxi Coal Industry Co. Ltd.,
Class A
2,837,869 8,121,176
Shanxi Coking Coal Energy
Group Co. Ltd., Class A
1,998,150 1,980,866
Shanxi Lu'an Environmental
Energy Development Co. Ltd.,
Class A
778,100 1,417,091
Yankuang Energy Group Co. Ltd.,
Class A
1,312,880 2,387,356
(Cost $38,938,306)
51,000,700
Financials — 25.1%
Agricultural Bank of China Ltd.,
Class A
22,496,183 22,175,242
Bank of Beijing Co. Ltd., Class A
10,637,107 8,961,840
Bank of Chengdu Co. Ltd., Class
A
1,917,356 4,972,698

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Harvest CSI 300 China A-Shares ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Bank of China Ltd., Class A
10,249,100 7,944,147
Bank of Communications Co.
Ltd., Class A
18,735,759 19,126,175
Bank of Hangzhou Co. Ltd.,
Class A
3,726,089 8,303,335
Bank of Jiangsu Co. Ltd., Class A
10,694,660 16,263,644
Bank of Nanjing Co. Ltd., Class A
5,286,890 8,255,198
Bank of Ningbo Co. Ltd., Class A
2,324,634 9,211,578
Bank of Shanghai Co. Ltd., Class
A
7,326,365 9,814,300
Capital Securities Co. Ltd., Class
A
390,000 1,170,832
China CITIC Bank Corp. Ltd.,
Class A
3,745,322 4,154,690
China Construction Bank Corp.,
Class A
6,243,275 7,890,007
China Everbright Bank Co. Ltd.,
Class A
13,420,773 7,123,473
China Galaxy Securities Co. Ltd.,
Class A
1,634,717 4,248,850
China International Capital Corp.
Ltd., Class A
850,210 4,602,280
China Life Insurance Co. Ltd.,
Class A
1,204,030 7,114,354
China Merchants Bank Co. Ltd.,
Class A
8,701,733 52,406,387
China Merchants Securities Co.
Ltd., Class A
2,592,987 6,910,651
China Minsheng Banking Corp.
Ltd., Class A
17,843,997 11,525,835
China Pacific Insurance Group
Co. Ltd., Class A
2,407,680 13,628,058
China Zheshang Bank Co. Ltd.,
Class A
11,391,240 5,182,489
Chongqing Rural Commercial
Bank Co. Ltd., Class A
4,774,100 4,216,621
Cinda Securities Co. Ltd., Class
A
694,300 1,915,720
CITIC Securities Co. Ltd., Class A
6,933,693 30,649,384
CNPC Capital Co. Ltd., Class A
1,970,200 3,507,939
CSC Financial Co. Ltd., Class A
964,861 3,842,319
East Money Information Co. Ltd.,
Class A
8,942,001 36,299,883
Everbright Securities Co. Ltd.,
Class A
1,460,694 4,112,406
Founder Securities Co. Ltd.,
Class A
2,906,896 3,526,676
GF Securities Co. Ltd., Class A
2,165,353 6,652,708
Guosen Securities Co. Ltd.,
Class A
2,187,118 4,554,449
Guotai Haitong Securities Co.
Ltd.
7,841,402 23,089,503
Hithink RoyalFlush Information
Network Co. Ltd., Class A
154,295 8,950,999
Hongta Securities Co. Ltd.,
Class A
881,910 1,172,726
Huatai Securities Co. Ltd., Class
A
3,644,947 11,096,165
Number
of Shares Value $
Huaxia Bank Co. Ltd., Class A
4,647,993 4,940,647
Industrial & Commercial Bank of
China Ltd., Class A
24,690,151 25,759,355
Industrial Bank Co. Ltd., Class A
11,701,870 36,823,032
Industrial Securities Co. Ltd.,
Class A
4,595,056 4,394,003
New China Life Insurance Co.
Ltd., Class A
616,853 5,910,758
Orient Securities Co. Ltd., Class
A
3,657,973 5,906,916
People's Insurance Co. Group of
China Ltd., Class A
2,410,498 3,039,524
Ping An Bank Co. Ltd., Class A
6,962,156 11,780,215
Ping An Insurance Group Co. of
China Ltd., Class A
7,537,710 63,378,746
Postal Savings Bank of China
Co. Ltd., Class A
7,787,400 6,604,681
SDIC Capital Co. Ltd., Class A
1,331,929 1,559,802
Shanghai Pudong Development
Bank Co. Ltd., Class A
8,335,379 15,953,047
Shanghai Rural Commercial
Bank Co. Ltd., Class A
4,101,700 5,010,783
Shenwan Hongyuan Group Co.
Ltd., Class A
6,558,887 5,028,578
Zheshang Securities Co. Ltd.,
Class A
1,926,350 3,267,568
Zhongtai Securities Co. Ltd.,
Class A
1,709,945 1,731,171
(Cost $432,791,700)
585,662,387
Health Care — 6.2%
Aier Eye Hospital Group Co. Ltd.,
Class A
3,464,890 6,519,536
Beijing Tiantan Biological
Products Corp. Ltd., Class A
843,534 2,374,868
Beijing Tong Ren Tang Co. Ltd.,
Class A
526,196 2,636,300
Beijing Wantai Biological
Pharmacy Enterprise Co. Ltd.,
Class A *
260,565 2,145,520
Changchun High-Tech Industry
Group Co. Ltd., Class A
235,738 3,411,475
China Resources Sanjiu Medical
& Pharmaceutical Co. Ltd.,
Class A
478,541 2,044,765
Chongqing Zhifei Biological
Products Co. Ltd., Class A
769,534 2,432,348
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class A
534,912 1,994,202
Hangzhou Tigermed Consulting
Co. Ltd., Class A
381,534 3,402,497
Huadong Medicine Co. Ltd.,
Class A
652,868 4,061,173
Imeik Technology Development
Co. Ltd., Class A
108,787 2,963,169
Jiangsu Hengrui
Pharmaceuticals Co. Ltd.,
Class A
3,178,821 29,562,643

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Harvest CSI 300 China A-Shares ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Pharmaron Beijing Co. Ltd.,
Class A
637,885 2,710,402
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A
998,522 4,043,667
Shanghai Pharmaceuticals
Holding Co. Ltd., Class A
581,783 1,525,203
Shanghai RAAS Blood Products
Co. Ltd., Class A
4,003,534 3,867,714
Shanghai United Imaging
Healthcare Co. Ltd., Class A
355,790 7,084,225
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
433,190 14,768,339
Shenzhen New Industries
Biomedical Engineering Co.
Ltd., Class A
283,984 2,489,087
Sichuan Biokin Pharmaceutical
Co. Ltd., Class A *
60,992 2,864,781
Sichuan Kelun Pharmaceutical
Co. Ltd., Class A
810,600 4,149,977
WuXi AppTec Co. Ltd., Class A
1,747,928 25,353,988
Yunnan Baiyao Group Co. Ltd.,
Class A
706,506 5,712,286
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd.,
Class A
226,260 6,647,118
(Cost $120,145,259)
144,765,283
Industrials — 14.9%
AECC Aviation Power Co. Ltd.,
Class A
1,327,435 7,524,791
Air China Cargo Co. Ltd., Class A
871,900 837,424
Air China Ltd., Class A *
2,724,137 2,888,007
Beijing New Building Materials
PLC, Class A
744,597 2,791,611
Beijing-Shanghai High Speed
Railway Co. Ltd., Class A
21,387,326 16,036,891
China CSSC Holdings Ltd.,
Class A
1,700,840 8,927,404
China Eastern Airlines Corp.
Ltd., Class A *
6,554,545 3,745,928
China Energy Engineering Corp.
Ltd., Class A
10,846,977 3,731,618
China Merchants Expressway
Network & Technology
Holdings Co. Ltd., Class A
1,593,237 2,328,914
China National Chemical
Engineering Co. Ltd., Class A
3,041,406 3,356,753
China Railway Group Ltd., Class
A
7,422,002 5,919,593
China Southern Airlines Co. Ltd.,
Class A *
4,015,766 3,405,868
China State Construction
Engineering Corp. Ltd., Class
A
14,880,407 11,680,167
Contemporary Amperex
Technology Co. Ltd., Class A
1,850,117 79,542,354
COSCO SHIPPING Holdings Co.
Ltd., Class A
4,591,317 9,851,062
CRRC Corp. Ltd., Class A
9,303,616 10,020,043
Number
of Shares Value $
Daqin Railway Co. Ltd., Class A
8,975,955 7,953,027
Dongfang Electric Corp. Ltd.,
Class A
978,064 2,716,540
Eve Energy Co. Ltd., Class A
905,273 7,269,794
FAW Jiefang Group Co. Ltd.,
Class A
1,283,588 1,288,707
Goneo Group Co. Ltd., Class A
270,471 1,790,329
Gotion High-tech Co. Ltd., Class
A
864,926 4,429,321
Jiangsu Expressway Co. Ltd.,
Class A
569,523 1,072,414
Jiangsu Hengli Hydraulic Co.
Ltd., Class A
401,640 5,043,059
Metallurgical Corp. of China
Ltd., Class A
5,679,258 2,719,370
NARI Technology Co. Ltd., Class
A
3,050,688 9,317,072
Ningbo Deye Technology Co.
Ltd., Class A
261,756 2,376,225
Power Construction Corp. of
China Ltd., Class A
6,187,328 5,143,364
Sany Heavy Industry Co. Ltd.,
Class A
4,406,588 13,012,602
SF Holding Co. Ltd., Class A
1,711,875 10,713,641
Shanghai International Airport
Co. Ltd., Class A
1,020,173 4,629,858
Shanghai International Port
Group Co. Ltd., Class A
2,581,947 2,044,790
Shenzhen Inovance Technology
Co. Ltd., Class A
1,358,793 14,315,636
Sichuan Road & Bridge Group
Co. Ltd., Class A
1,874,500 2,279,427
Sieyuan Electric Co. Ltd., Class A
471,880 5,804,410
Spring Airlines Co. Ltd., Class A
351,491 2,633,122
Sungrow Power Supply Co. Ltd.,
Class A
1,038,370 14,561,617
TBEA Co. Ltd., Class A
3,682,178 7,321,338
Weichai Power Co. Ltd., Class A
4,024,870 8,556,579
XCMG Construction Machinery
Co. Ltd., Class A
6,231,745 8,365,463
YTO Express Group Co. Ltd.,
Class A
1,144,543 2,724,107
Yutong Bus Co. Ltd., Class A
1,096,000 4,250,663
Zhejiang Chint Electrics Co. Ltd.,
Class A
828,692 3,189,515
Zhejiang Huayou Cobalt Co. Ltd.,
Class A
1,022,956 6,901,965
Zhejiang Sanhua Intelligent
Controls Co. Ltd., Class A
1,705,117 7,632,994
Zhuzhou CRRC Times Electric
Co. Ltd., Class A
222,459 1,512,194
Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class A
4,052,753 4,182,730
(Cost $277,682,455)
348,340,301
Information Technology
— 21.4%

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Harvest CSI 300 China A-Shares ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
360 Security Technology, Inc.,
Class A
2,862,468 4,662,524
ACM Research Shanghai, Inc.,
Class A
128,918 2,805,871
Advanced Micro-Fabrication
Equipment, Inc., China, Class
A
336,872 10,130,852
Avary Holding Shenzhen Co.
Ltd., Class A
589,543 4,950,386
Beijing Kingsoft Office Software,
Inc., Class A
173,649 8,156,256
BOE Technology Group Co. Ltd.,
Class A
28,607,135 16,991,713
Cambricon Technologies Corp.
Ltd., Class A *
149,868 31,408,179
Chaozhou Three-Circle Group
Co. Ltd., Class A
1,049,243 6,515,042
China Railway Signal &
Communication Corp. Ltd.,
Class A
2,952,585 2,313,444
China Resources
Microelectronics Ltd., Class A
508,061 3,738,261
CSI Solar Co. Ltd., Class A
1,224,764 1,740,425
Empyrean Technology Co. Ltd.,
Class A
171,200 2,956,864
Eoptolink Technology, Inc. Ltd.,
Class A
703,580 35,190,855
Flat Glass Group Co. Ltd., Class
A
543,658 1,355,786
Foxconn Industrial Internet Co.
Ltd., Class A
2,898,650 21,910,010
GigaDevice Semiconductor, Inc.,
Class A
488,265 10,899,849
GoerTek, Inc., Class A
1,926,721 9,934,452
Hangzhou First Applied Material
Co. Ltd., Class A
902,607 1,902,400
Hangzhou Silan Microelectronics
Co. Ltd., Class A
1,118,527 5,099,777
Huaqin Technology Co. Ltd.,
Class A
255,314 3,525,912
Hundsun Technologies, Inc.,
Class A
1,233,144 6,491,599
Hygon Information Technology
Co. Ltd., Class A
671,596 18,344,031
IEIT Systems Co. Ltd., Class A
839,887 7,919,345
Iflytek Co. Ltd., Class A
1,781,000 13,341,995
Isoftstone Information
Technology Group Co. Ltd.,
Class A
436,700 3,674,324
JA Solar Technology Co. Ltd.,
Class A *
1,545,782 2,747,922
JCET Group Co. Ltd., Class A
1,256,989 7,042,499
Jinko Solar Co. Ltd., Class A *
3,229,940 2,571,579
Lens Technology Co. Ltd., Class
A
1,620,678 7,079,771
Lingyi iTech Guangdong Co.,
Class A
2,340,960 5,108,195
Number
of Shares Value $
LONGi Green Energy Technology
Co. Ltd., Class A *
4,610,025 11,114,655
Loongson Technology Corp. Ltd.,
Class A *
134,728 2,697,738
Luxshare Precision Industry Co.
Ltd., Class A
3,636,225 23,476,975
Maxscend Microelectronics Co.
Ltd., Class A
295,817 3,438,931
Montage Technology Co. Ltd.,
Class A
889,479 15,350,058
National Silicon Industry Group
Co. Ltd., Class A *
1,347,167 3,923,310
NAURA Technology Group Co.
Ltd., Class A
315,841 16,520,272
Ninestar Corp., Class A *
830,264 2,908,769
OmniVision Integrated Circuits
Group, Inc.
121,848 2,450,614
Range Intelligent Computing
Technology Group Co. Ltd.,
Class A
537,680 4,452,228
SG Micro Corp., Class A
347,451 3,794,268
Shanghai Baosight Software Co.
Ltd., Class A
775,456 2,757,041
Shengyi Technology Co. Ltd.,
Class A
923,998 6,908,967
Shennan Circuits Co. Ltd., Class
A
216,196 6,010,841
Shenzhen Transsion Holdings
Co. Ltd., Class A
368,546 4,658,058
Suzhou TFC Optical
Communication Co. Ltd.,
Class A
338,863 9,446,539
TCL Technology Group Corp.,
Class A
15,620,484 10,177,355
TCL Zhonghuan Renewable
Energy Technology Co. Ltd.,
Class A *
2,475,148 2,912,511
Tongwei Co. Ltd., Class A *
2,044,989 6,325,981
Trina Solar Co. Ltd., Class A *
1,052,489 2,448,851
Unigroup Guoxin
Microelectronics Co. Ltd.,
Class A
538,352 6,166,223
Unisplendour Corp. Ltd., Class A
1,616,935 6,334,600
Will Semiconductor Co. Ltd.
Shanghai
522,515 10,508,850
WUS Printed Circuit Kunshan
Co. Ltd., Class A
1,014,299 9,797,465
Xinjiang Daqo New Energy Co.
Ltd., Class A *
548,994 2,481,482
Yealink Network Technology
Corp. Ltd., Class A
495,837 2,631,105
Yonyou Network Technology Co.
Ltd., Class A *
1,552,019 3,589,327
Zhejiang Dahua Technology Co.
Ltd., Class A
1,911,201 5,211,683
Zhejiang Jingsheng Mechanical
& Electrical Co. Ltd., Class A
578,291 2,449,876

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Harvest CSI 300 China A-Shares ETF
(Continued)
August 31, 2025 (Unaudited)
HiddenRow
Number
of Shares Value $
Zhongji Innolight Co. Ltd., Class
A
635,226 31,657,832
ZTE Corp., Class A
2,406,351 15,353,936
(Cost $293,215,472)
498,466,459
Materials — 8.3%
Aluminum Corp. of China Ltd.,
Class A
5,684,618 6,250,078
Anhui Conch Cement Co. Ltd.,
Class A
1,757,867 6,010,456
Baoshan Iron & Steel Co. Ltd.,
Class A
6,429,043 6,256,076
China Jushi Co. Ltd., Class A
1,678,413 3,678,952
China Northern Rare Earth
Group High-Tech Co. Ltd.,
Class A
1,862,522 14,857,599
Citic Pacific Special Steel Group
Co. Ltd., Class A
672,472 1,233,218
CMOC Group Ltd., Class A
5,004,172 8,685,066
Ganfeng Lithium Group Co. Ltd.,
Class A
824,047 4,619,181
Guangzhou Tinci Materials
Technology Co. Ltd., Class A
959,098 2,896,849
Hengli Petrochemical Co. Ltd.,
Class A
1,482,595 3,666,100
Hoshine Silicon Industry Co.
Ltd., Class A
242,714 1,797,112
Inner Mongolia BaoTou Steel
Union Co. Ltd., Class A
16,482,827 6,457,409
Jiangsu Eastern Shenghong Co.
Ltd., Class A *
1,868,584 2,579,221
Jiangxi Copper Co. Ltd., Class A
864,901 3,388,387
LB Group Co. Ltd., Class A
1,305,090 3,406,766
Ningxia Baofeng Energy Group
Co. Ltd., Class A
1,626,674 3,962,985
Qinghai Salt Lake Industry Co.
Ltd., Class A *
2,862,689 8,152,007
Rongsheng Petrochemical Co.
Ltd., Class A
2,013,937 2,833,583
Satellite Chemical Co. Ltd.,
Class A
1,275,687 3,598,707
Shandong Gold Mining Co. Ltd.,
Class A
1,300,290 6,091,001
Shandong Hualu Hengsheng
Chemical Co. Ltd., Class A
1,115,861 4,297,920
Shandong Nanshan Aluminum
Co. Ltd., Class A
5,487,780 3,128,565
Shanjin International Gold Co.
Ltd., Class A
1,288,300 3,551,074
Tianqi Lithium Corp., Class A *
717,009 4,425,931
Tongling Nonferrous Metals
Group Co. Ltd., Class A
5,659,300 3,583,948
Wanhua Chemical Group Co.
Ltd., Class A
1,326,468 12,777,424
Yunnan Aluminium Co. Ltd.,
Class A
1,597,247 4,348,829
Zangge Mining Co. Ltd., Class A
612,501 4,636,589
Zhejiang Juhua Co. Ltd., Class A
1,029,180 5,591,296
Number
of Shares Value $
Zhejiang NHU Co. Ltd., Class A
1,244,408 4,350,955
Zhongjin Gold Corp. Ltd., Class A
2,142,373 4,804,215
Zijin Mining Group Co. Ltd.,
Class A
11,612,847 37,635,434
(Cost $131,301,123)
193,552,933
Real Estate — 0.6%
China Merchants Shekou
Industrial Zone Holdings Co.
Ltd., Class A
2,447,805 3,144,998
China Vanke Co. Ltd., Class A *
4,599,080 4,384,935
Hainan Airport Infrastructure Co.
Ltd., Class A
3,912,902 2,148,315
Poly Developments and
Holdings Group Co. Ltd.,
Class A
4,716,886 5,272,188
(Cost $17,882,069)
14,950,436
Utilities — 3.2%
CGN Power Co. Ltd., Class A
6,396,884 3,449,230
China Longyuan Power Group
Corp. Ltd., Class A
12,600 29,494
China National Nuclear Power
Co. Ltd., Class A
6,031,101 7,545,651
China Three Gorges Renewables
Group Co. Ltd., Class A
10,680,119 6,373,638
China Yangtze Power Co. Ltd.,
Class A
8,775,585 34,613,876
ENN Natural Gas Co. Ltd., Class
A
665,109 1,755,792
GD Power Development Co.
Ltd., Class A
6,911,778 4,648,873
Huadian Power International
Corp. Ltd., Class A
2,284,833 1,700,407
Huaneng Lancang River
Hydropower, Inc., Class A
1,606,100 2,056,789
Huaneng Power International,
Inc., Class A
3,317,643 3,438,021
SDIC Power Holdings Co. Ltd.,
Class A
1,910,886 3,845,063
Sichuan Chuantou Energy Co.
Ltd., Class A
1,729,542 3,616,165
Zhejiang Zheneng Electric Power
Co. Ltd., Class A
2,997,108 2,137,906
(Cost $61,112,806)
75,210,905
TOTAL COMMON STOCKS
(Cost $1,674,044,607)
2,329,571,306
TOTAL INVESTMENTS — 99.8%
(Cost $1,674,044,607)
2,329,571,306
Other assets and liabilities,
net — 0.2%
4,306,108
NET ASSETS — 100.0%
2,333,877,414

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Harvest CSI 300 China A-Shares ETF
(Continued)
August 31, 2025 (Unaudited)
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments.
During the period ended August 31, 2025, the amount of transfers from Level 3 to Level 1 was $13,117,303. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs. Transfers between price levels are recognized at the beginning of the reporting period.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
ASHR-PH1
*
Non-income producing security.
JSC: Joint Stock Company
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 2,329,571,306 $ — $ — $ 2,329,571,306
TOTAL
$ 2,329,571,306 $ — $ — $ 2,329,571,306
(a)
See Schedule of Investments for additional detailed categorizations.